UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

BBH Money Market Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE, 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: JUNE 30

Date of reporting period: SEPTEMBER 30, 2010

ITEM 1. SCHEDULES OF INVESTMENTS

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
September 30, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (28.9%)
$33,000,000	Banco Bilbao Vizcaya Argentaria1	12/15/10	0.327%	$33,000,000
45,000,000	Bank of Montreal	10/04/10	0.360	45,000,000
25,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	11/09/10	0.570	25,003,243
10,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	12/16/10	0.420	10,001,813
11,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	03/24/11	0.360	11,000,000
20,000,000	Barclays Bank, Plc.	05/27/11	0.680	20,000,000
24,000,000	BNP Paribas	12/23/10	0.280	24,000,000
22,000,000	BNP Paribas	02/07/11	0.540	22,000,000
8,000,000	Citibank N.A.	11/03/10	0.320	8,000,000
40,000,000	Citibank N.A.	11/17/10	0.270	40,000,000
25,000,000	Deutsche Bank AG	06/21/11	0.480	25,000,000
25,000,000	DnB NOR Bank ASA1	12/03/10	0.336	25,000,000
10,000,000	DnB NOR Bank ASA	12/10/10	0.240	10,000,000
11,600,000	DnB NOR Bank ASA	04/01/11	0.330	11,600,000
20,000,000	Rabobank Nederland NV	10/06/10	0.350	20,000,000
4,000,000	Royal Bank of Scotland, Plc.	12/08/10	0.430	4,000,075
20,000,000	Royal Bank of Scotland, Plc.	12/16/10	0.270	20,000,000
21,000,000	Royal Bank of Scotland, Plc.	02/07/11	0.660	21,000,750
20,000,000	Societe Generale	10/19/10	0.630	20,000,000
20,000,000	Standard Chartered Bank	10/13/10	0.490	20,000,067
25,000,000	Standard Chartered Bank	10/21/10	0.500	25,000,000
21,000,000	Svenska Handelsbanken AB	10/06/10	0.380	21,000,058
25,000,000	Toronto - Dominion Bank	01/06/11	0.500	25,000,000
20,000,000	UBS AG	01/18/11	0.890	20,000,600
	Total Certificates of Deposit			505,606,606

	COMMERCIAL PAPER (20.5%)
10,000,000	DeKalb County Development Authority	10/01/10	0.270	10,000,000
23,000,000	Deutsche Bank Financial LLC2	10/29/10	0.501	22,991,056
16,000,000	ING US Funding LLC2	11/30/10	0.240	15,993,600
27,000,000	ING US Funding LLC2	02/04/11	0.592	26,944,245
5,000,000	ING US Funding LLC2	02/16/11	0.481	4,990,800
16,588,000	Johns Hopkins University	10/13/10	0.280	16,588,000
40,000,000	National Australia Funding Delaware, Inc.2	10/12/10	0.315	39,996,150
9,200,000	National Australia Funding Delaware, Inc.2	11/15/10	0.260	9,197,010
15,978,000	Nebraska Public Power District2	10/15/10	0.264	15,976,384
20,000,000	Nordea North America, Inc.2	10/12/10	0.346	19,997,892
15,000,000	Nordea North America, Inc.2	11/30/10	0.240	14,994,000
13,000,000	Nordea North America, Inc.2	02/14/11	0.361	12,982,320
7,000,000	Rabobank USA Financial Corp.2	11/16/10	0.401	6,996,422
20,000,000	Rabobank USA Financial Corp.2	12/14/10	0.230	19,990,544
9,000,000	Societe Generale North America, Inc.2	10/18/10	0.531	8,997,748
20,000,000	Societe Generale North America, Inc.2	02/02/11	0.466	19,967,967
25,000,000	Svenska Handelsbanken, Inc.2	10/19/10	0.400	24,995,000
7,000,000	Texas Tech University	01/05/11	0.300	7,000,000
20,000,000	UBS Finance Delaware LLC2	10/08/10	0.220	19,999,144
10,000,000	UBS Finance Delaware LLC2	02/16/11	0.411	9,984,283
15,000,000	University of California2	12/06/10	0.264	14,992,850
15,000,000	University of Texas	01/05/11	0.300	15,000,000
	Total Commercial Paper			358,575,415

	CORPORATE BONDS (2.6%)
15,000,000	American Express Bank FSB1,3	12/10/10	1.107	15,021,893
30,000,000	General Electric Capital Corp.1,3	12/09/10	0.922	30,038,922
	Total Corporate Bonds			45,060,815

	MUNICIPAL BONDS (16.7%)
15,000,000	Bay Area Toll Authority1	10/07/10	0.240	15,000,000
1,700,000	Buncombe County, North Carolina1	10/07/10	0.370	1,700,000
2,000,000	Buncombe County, North Carolina1	10/07/10	0.370	2,000,000
2,000,000	Buncombe County, North Carolina1	10/07/10	0.370	2,000,000
17,000,000	California State Health Facilities Financing Authority1	10/06/10	0.240	17,000,000
6,000,000	Charleston, South Carolina, Waterworks & Sewer1	10/07/10	0.320	6,000,000
2,250,000	Charlotte, North Carolina1	10/07/10	0.260	2,250,000
9,290,000	Charlotte, North Carolina1	10/07/10	0.270	9,290,000
17,000,000	Connecticut State Health & Educational Facility Authority1	10/06/10	0.220	17,000,000
5,000,000	Delaware State Economic Development Authority1	10/07/10	0.320	5,000,000
2,500,000	Delaware State Economic Development Authority1	10/07/10	0.500	2,500,000
3,190,000	Guilford County, North Carolina1	10/07/10	0.250	3,190,000
2,745,000	Houston, Texas, Higher Education Finance Corp.1	10/06/10	0.240	2,745,000
9,870,000	Illinois State Finance Authority1	10/07/10	0.230	9,870,000
5,212,000	Illinois State Finance Authority1	10/07/10	0.250	5,212,000
15,000,000	Kansas State Department of Transportation1	10/07/10	0.230	15,000,000
15,462,000	Massachusetts State Development Finance Agency1	10/07/10	0.230	15,462,000
16,660,000	Massachusetts State Health & Educational Facilities Authority1	10/07/10	0.230	16,660,000
17,695,000	Metropolitan Water District of Southern California1	01/07/10	0.250	17,695,000
17,000,000	Missouri State Health & Educational Facilities Authority1	10/07/10	0.230	17,000,000
8,910,000	New Hampshire State Health & Education Facilities Authority1	10/06/10	0.200	8,910,000
3,740,000	New Jersey State Educational Facilities Authority1	10/06/10	0.230	3,740,000
4,690,000	New York State Dormitory Authority1	10/07/10	0.290	4,690,000
4,800,000	North Carolina State Capital Facilities Finance Agency1	10/07/10	0.250	4,800,000
6,400,000	North Carolina State Medical Care Commission1	10/07/10	0.250	6,400,000
2,500,000	Northampton County, Pennsylvania, Higher Education Authority1	10/07/10	0.250	2,500,000
5,245,000	State of Ohio1	10/06/10	0.230	5,245,000
17,000,000	Pennsylvania State Turnpike Commission1	10/07/10	0.290	17,000,000
6,200,000	Private Colleges & Universities Authority1	10/07/10	0.230	6,200,000
3,750,000	Raleigh, North Carolina1	10/06/10	0.250	3,750,000
10,000,000	Raleigh, North Carolina1	10/06/10	0.250	10,000,000
16,600,000	San Diego County, California, Regional Transportation Commission1	10/07/10	0.240	16,600,000
4,740,000	Tempe, Arizona1	10/06/10	0.270	4,740,000
6,400,000	Union County, North Carolina1	10/06/10	0.280	6,400,000
9,445,000	Union County, North Carolina1	10/07/10	0.240	9,445,000
	Total Municipal Bonds			292,994,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS (12.9%)
25,000,000	Federal Home Loan Bank Discount Notes2	11/10/10	0.170	24,995,278
50,000,000	FHLMC Discount Notes2	10/04/10	0.295	49,998,771
55,000,000	FHLMC Discount Notes2,4	10/18/10	0.271	54,992,976
5,000,000	FHLMC Discount Notes2	11/15/10	0.170	4,998,938
50,000,000	FNMA Discount Notes2	11/03/10	0.170	49,992,208
40,000,000	FNMA Discount Notes2	11/10/10	0.170	39,992,444
	Total U.S. Government Agency Obligations			224,970,615

	TIME DEPOSITS (5.7%)
25,000,000	Branch Banking & Trust Co.	10/01/10	0.150	25,000,000
45,000,000	HSBC Bank	10/01/10	0.170	45,000,000
30,000,000	Royal Bank of Canada	10/01/10	0.150	30,000,000
	Total Time Deposits			100,000,000

	REPURCHASE AGREEMENTS (11.7%)
50,000,000	Barclays Bank, Plc. (Agreement dated 09/30/10 collateralized by U.S. Treasury Bond 6.250%, due 05/15/30, value $51,000,106)	10/01/10	0.200	50,000,000
35,000,000	BNP Paribas (Agreement dated 09/30/10 collateralized by FNMA 4.500%, due 07/01/40, value $35,700,000)	10/01/10	0.250	35,000,000
35,000,000	Deutsche Bank AG (Agreement dated 09/30/10 collateralized by FNMA 6.500%-7.000%, due 07/01/37-11/01/37, value $35,700,000)	10/01/10	0.280	35,000,000
55,000,000	Royal Bank of Canada (Agreement dated 09/30/10 collateralized by FNMA 5.000%, due 04/01/38, value $56,100,000)	10/01/10	0.300	55,000,000
30,000,000	Societe Generale SA (Agreement dated 09/30/10 collateralized by FMAC 5.000%, due 05/01/21, value $20,260,188 and FNMA 5.000%, due 03/01/40, value $10,339,812)	10/01/10	0.220	30,000,000
	Total Repurchase Agreements			205,000,000

TOTAL INVESTMENTS AT AMORTIZED COST			99.0%	$1,732,207,451
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.0	18,288,646
NET ASSETS			100.0%	$1,750,496,097

_____________

1
Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the September 30, 2010 coupon or interest rate.

2	Coupon represents a yield to maturity.
3	Guaranteed by the FDIC under the TLGP.
4	Coupon represents a weighted average rate.

Abbreviations:

FDIC	−	Federal Deposit Insurance Corporation.
FHLMC	−	Federal Home Loan Mortgage Association.
FMAC	−	First Home Mortgage Acceptance Corporation.
FNMA	−	Federal National Mortgage Association.
TLGP	−	Temporary Liquidity Guarantee Program.

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU will add new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the BBH Money Market Fund (the “Fund”) is currently evaluating the impact the adoption will have on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of September 30, 2010
Municipal Bonds	$–	$292,994,000	$–	$292,994,000
Certificates of Deposit	–	505,606,606	–	505,606,606
Commercial Paper	–	358,575,415	–	358,575,415
Corporate Bonds	–	45,060,815	–	45,060,815
Repurchase Agreements	–	205,000,000	–	205,000,000
Time Deposits	–	100,000,000	–	100,000,000
U.S. Government Agency Obligations	–	224,970,615	–	224,970,615
Total Investments, at value	$–	$1,732,207,451	$–	$1,732,207,451

* At September 30, 2010, there were no significant transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a) under the Act are attached as Exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of: BBH Money Market Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

   a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

   a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

   b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:

                   /s/ John A. Gehret
                    =======================
                    John A. Gehret
                    President - Principal Executive Officer

EXHIBIT 3(b) (2)
SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of: BBH Money Market Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

   a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

   a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

   b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:

                     /s/ Charles H. Schreiber
                     ==========================
                     Charles H. Schreiber
                     Treasurer - Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the
undersigned, thereunto duly authorized.

(Registrant)                                               BBH TRUST
                                                            -----------------------

By (Signature and Title)      /s/ John A. Gehret
                                                ---------------------------
                                                    John A. Gehret
                                    President - Principal Executive Officer

Date:  11/22/2010

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below
by the following persons on behalf of the
Registrant and in the capacities and on the
dates indicated.

By (Signature and Title)       /s/ John A. Gehret
                                                   ---------------------------
                                                       John A. Gehret
                                   President - Principal Executive Officer

Date:  11/22/2010

By (Signature and Title)       /s/ Charles H. Schreiber
                                                   ------------------------------
                                                  Charles H. Schreiber
                                   Treasurer - Principal Financial Officer

Date:  11/22/2010